Intangible assets - Summary of goodwill by operating segment (Details) R in Thousands	12 Months Ended
Mar. 31, 2019 ZAR (R)
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	R 898,527
Closing net book amount	955,646
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	611,644
Foreign currency translation differences	25,587
Closing net book amount	637,231
Goodwill | Central Services Organization
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	103,119
Foreign currency translation differences	0
Closing net book amount	103,119
Goodwill | Europe
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	108,624
Foreign currency translation differences	15,001
Closing net book amount	123,625
Goodwill | Middle East and Australasia
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	46,851
Foreign currency translation differences	10,586
Closing net book amount	57,437
Goodwill | Africa
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book amount	353,050
Foreign currency translation differences	0
Closing net book amount	R 353,050